Key management compensation and related parties (Tables)	12 Months Ended
Dec. 31, 2021
Key management compensation and related parties
Schedule of total compensation expense with key management

	2021	2020
Salaries, related charges and variable compensation (i)	12,662	9,670
Share-based compensation	12,520	11,823
Total	25,182	21,493

Schedule of transactions between related parties

The Company holds quotas of investments funds managed by Vinci Partners, an insurance policy issued by Austral Seguradora S/A and uses the services of the lawyer firm Kloch Advocacia. All the companies are an indirect related party.

	Balance sheet		Profit or loss
	2021	2020	2021	2020	2019
FI Vinci Renda Fixa Credito Privado
Short-term investments	-	39,216
Financial income			236	851	2,136

Austral Seguradora S/A
Prepaid expenses	152	455
General and administrative expenses			(304)	(303)	(151)

Kloch Advocacia
General and administrative expenses	-	-	(239)	(217)	(214)